CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONDENSED CONSOLIDATED BALANCE SHEETS
Subject to possible redemption shares	0	5,050,384	20,125,000
Common stock subject to possible redemption value (in Dollars per share)		$ 10.81	$ 10.11
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	12,277,759	5,031,250	5,031,250
Common stock, shares outstanding	12,277,759	5,031,250	5,031,250